Jennison Technology Fund, a series of

JENNISON SECTOR FUNDS, INC.

Supplement Dated August 31, 2005 to the
Joint Proxy Statement and Prospectus Dated July 20, 2005

	On August 31, 2005, John P. Mullman, Greg Tuorto and Benjamin
F. Bryan replaced Susan B. Hirsch as portfolio manager of the Jennison Technology Fund (the Jennison Tech Fund), a series of the Jennison Sector Funds, Inc. The following sections of the joint proxy statement and prospectus (the prospectus) are amended as described below:

1.	 The following disclosure replaces the second paragraph of the section of the prospectus entitled "COMPARISION OF IMPORTANT FEATURES OF THE FUNDS - Management of the Funds" on page 12:

	John P. Mullman, CFA, Greg Tuorto and Benjamin F. Bryan, CFA, are the portfolio managers of the Jennison Tech Fund and have final authority over all aspects of the Jennison Tech Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows. The portfolio managers for the Jennison Tech Fund are supported by members of Jennison's research team, which is comprised of other research analysts and other investment professionals of Jennison.

John P. Mullman, a Senior Vice President of Jennison, is a portfolio manager of the Jennison Tech Fund effective August 31, 2005. He has been in the investment business since 1987, when he joined Prudential. Prior to joining Jennison in August 2000, Mr. Mullman managed institutional portfolios with Prudential. He earned his B.A. from the College of the Holy Cross and his M.B.A. from Yale University. He is also a member of The New York Society of Security Analysts, Inc.

Greg Tuorto, a Vice President of Jennison, is a portfolio manager of the Jennison Tech Fund effective August 31, 2005. Prior to joining Jennison in May 2005, he was a Portfolio Manager and Analyst at Guardian Park Avenue Funds for three years. His responsibilities included co-managing the Small Cap Core Fund and covering technology for the small and mid cap funds. Prior to that, he was a Senior Managing Analyst at The Dreyfus Corporation where he was responsible for technology research across all industry groups, and focused his efforts on the small and mid cap products. Mr. Tuorto was also an Analyst and Co-Portfolio Manager covering the technology, health care and industrial sectors at Toqueville Asset Management from 1996 to 2000. He was also a financial analyst at Bankers Trust Company from 1993 to 1996. He earned his B.A. from Catholic University in 1993 and his M.B.A. from Monmouth University in 1998.

Benjamin F. Bryan, an Assistant Vice President of Jennison, is a portfolio manager of the Jennison Tech Fund effective August 31, 2005. From 1997 until joining Jennison in October 2000, he was with Prudential, first as a trader for the Prudential Individually Managed Accounts group and then with Prudential's U.S. emerging growth equity team. As a member of Jennison's equity research team, Mr. Bryan currently focuses primarily on small to mid -cap growth stocks. He earned his B.S. from the State University of New York College at Oswego in 1995. He is also a member of The New York Society of Security Analysts, Inc.


2.	 The following disclosure replaces the table in the section of the prospectus entitled "COMPARISION OF IMPORTANT FEATURES OF THE FUNDS
- Management of the Funds - Other Accounts Managed by Portfolio Manager" on page 13:

Portfolio Manager	Registered 	Other Pooled   Other Accounts
			Investment 	Investment
			Companies	Vehicles

Mark Herskovitz		4 Registered 	2 Unregistered  0 Other Accounts
			Mutual Fund 	Pooled		with $0 in total
			with 		Investment	assets under
			$2,023,656,201, Vehicle with	management.
			in total 	$8,053,490 in
			assets under 	assets under
			management.	management.

John P. Mullman*	1 Registered 	3 Unregistered  6 Other Accounts**
			Mutual Fund 	Pooled		with $785,412,000
			with 		Investment	in total assets
			$505,624,000,	Vehicle with  	under management.
			in total 	$483,317,000
			assets under 	in assets
			management.	under
					management.

Greg Tuorto* 		0 Registered 	0 Unregistered  0 Other Accounts
			Mutual Fund 	Pooled 		with $0 in total
			with $0, in 	Investment 	assets under
			total assets 	Vehicle with 	management.
			under 		$0 in assets
			management.	under
					management.

Benjamin F. Bryan*	0 Registered 	0 Unregistered	0 Other Accounts
			Mutual Fund 	Pooled 		with $0 in total
			with $0, in 	Investment 	assets under
			total assets	Vehicle with 	management.
			under 		$0 in assets
			management.	under
	`				management.


* Information provided as of June 30, 2005.
** Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using a model portfolio.

3.	The following disclosure replaces the first paragraph of section of the prospectus entitled "COMPARISION OF IMPORTANT FEATURES OF THE FUNDS
- Management of the Funds -Compensation Structure and Method(s)/Material Conflicts of Interest" on page 15:

Securities Ownership. As of June 30, 2005, John P. Mullman, Greg Tuorto and Benjamin F. Bryan did not beneficially own any shares of the Jennison Tech Fund.


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